STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 285,652	$ (53,407)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(339,265)	0
Accounts payable - affiliates	(321,090)	30,565
Net cash used in operating activities	(374,703)	(22,842)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	339,265	0
Net cash provided by investing activities	339,265	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	(35,438)	(22,842)
Cash and cash equivalents, beginning	197,036	219,878
Cash and cash equivalents, end	161,598	197,036
Series One [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Series Two [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Series Three [Member]
Cash flows from operating activities
Net income (loss)	285,652	(53,407)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(339,265)	0
Accounts payable - affiliates	(321,090)	30,565
Net cash used in operating activities	(374,703)	(22,842)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	339,265	0
Net cash provided by investing activities	339,265	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	(35,438)	(22,842)
Cash and cash equivalents, beginning	197,036	219,878
Cash and cash equivalents, end	161,598	197,036
Series Four [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Series Five [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Series Six [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	$ 0	$ 0